Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 5 – Commitments and Contingencies

Commitments

Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives. The Company’s variable lease payments primarily consist of maintenance and other operating expenses from their real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

Contingencies

From time to time, the Company may be involved in certain legal actions and claims arising in the normal course of business. Management is of the opinion that such matters will be resolved without material effect on the Company’s financial condition or results of operations.

Note 4 – Commitments and Contingencies

Commitments

Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives. The Company’s variable lease payments primarily consist of maintenance and other operating expenses from their real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The Company has lease agreements with lease and non-lease components. The Company has elected to account for these lease and non-lease components as a single lease component.

In accordance with ASC 842, the components of lease expense were as follows:

		For the period from
		September 27, 2021
	For the	(Date of formation)
	year ended	through
	December 31, 2022	December 31, 2021
Operating lease expense	$138,108	$11,509
Total lease expense	$138,108	$11,509

In accordance with ASC 842, other information related to leases was as follows:

		For the period from
		September 27, 2021
	For the	(Date of formation)
	year ended	through
	December 31, 2022	December 31, 2021
Operating cash flows from operating leases	$137,138	$11,315
Cash paid for amounts included in the measurement of lease liabilities	$137,138	$11,315

Weighted-average remaining lease term—operating leases	0.7 Years
Weighted-average discount rate—operating leases	3%

In accordance with ASC 842, maturities of operating lease liabilities as of December 31, 2022 were as follows:

Operating
Year ending:	Lease
2023	$93,236
2024	-
2025	-
2026	-
2027	-
Total undiscounted cash flows	$93,236

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	0.7 Years
Weighted-average discount rate	3%
Present values	$92,195

Lease liabilities—current	92,195
Lease liabilities—long-term	-
Lease liabilities—total	$92,195

Difference between undiscounted and discounted cash flows	$1,041

Contingencies

From time to time, the Company may be involved in certain legal actions and claims arising in the normal course of business. Management is of the opinion that any such matters will be resolved without material effect on the Company’s financial condition or results of operations.